Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 Tel: 202.739.3000 Fax: 202.739.3001 www.morganlewis.com
April 13, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 46 (“PEA No. 46”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 46 is to introduce the Pring Turner Dow Jones Business Cycle ETF as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5684.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores